Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 27, 2017
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Henderson Adaptive Global Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Adaptive Global Allocation Fund seeks total return through growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 302% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	302.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 73 of the Fund’s Prospectus and in the “Purchases” section on page 84 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by allocating its assets across a portfolio of global equity, global fixed-income, and, at times, commodities investments. In doing so, the Fund will attempt to reduce the risk of significant loss, or a drop in the value of the Fund’s capital that is unlikely to be regained over a full market cycle (a time period representing a significant market decline and recovery), while also participating in the upside growth of the capital markets. To achieve this objective, the Fund’s portfolio managers employ a “tail managed” strategy intended to tactically shift away from assets whose downside tail risks are perceived to be increasing and toward assets whose expected tail gains are increasing. As it relates to investing, “tails” represent the outliers of a distribution of returns or, in other words, outsized future moves both to the positive and negative. Tail events typically occur more often than expected, and a tail loss or a tail gain can have a substantial impact on a portfolio’s long-term performance.

The Fund uses a variety of investments to gain the desired exposure, including global equities, global fixed-income securities, and with respect to commodity-linked investments, exchange-traded funds (“ETFs”) and mutual funds. The Fund may invest in emerging markets, but will normally limit such investments to 30% of its net assets, measured at the time of purchase. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

To implement the strategy, the portfolio managers utilize two complementary processes: a “top-down” macro analysis and a “bottom-up” risk/reward analysis, each of which are described below. These processes each employ certain proprietary models which provide forward-looking insights into capital markets and which seek to identify indicators of market stress or potential upside. Such models include a proprietary options implied information model that monitors day-to-day movements in options prices for indicators of risk and reward between asset classes, sectors, and regions. Using the proprietary models, the portfolio managers will adjust the Fund’s allocations and the underlying security exposures.
  Top-Down Macro Analysis. The top-down analysis focuses on how the Fund’s assets will be distributed between the global equity and global fixed-income asset classes, and, at times, the commodity asset class. The portfolio managers monitor expected tail gains and losses across the equity, fixed-income, and commodity asset classes. The portfolio managers intend to periodically adjust the Fund’s asset allocation to mitigate downside risk exposure that is perceived to be elevated and obtain exposure to upside gains. Accordingly, the Fund’s allocation to global equity investments, global fixed-income investments, and, at times, commodity-linked investments, will likely shift periodically to minimize exposure to tail losses and enhance exposure to tail gains. The periodic shifts in the Fund’s asset allocation may significantly impact the Fund’s risk profile.
  Bottom-Up Risk/Reward Analysis. The bottom-up analysis is designed to identify the underlying security exposures that comprise the Fund’s equity, fixed-income, and commodity asset classes, and periodically rebalance the Fund’s portfolio to maximize exposure to securities that are expected to provide tail gains while minimizing exposure to securities that are expected to provide tail losses. Within the Fund’s equity component, the portfolio managers intend to adjust the portfolio’s sector, currency, and regional exposures away from market capitalization weights based on their evaluation of expected tail loss and gain. Within the Fund’s fixed-income component, the portfolio managers intend to adjust the portfolio’s credit, duration, and regional exposures using the same analysis. Within the Fund’s commodity asset class, the portfolio managers intend to adjust individual commodity or sector exposures when appropriate using the same analysis.
The Fund may invest in equity securities including common and preferred stock, convertible equity securities, sponsored and unsponsored American Depositary Receipts and European Depositary Receipts, non-registered or restricted securities, warrants, and securities of other investment companies. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government debt securities (“sovereign debt”). The types of fixed-income securities in which the Fund may invest include asset-backed securities, bank loans, corporate bonds, commercial paper, commercial and residential mortgage-backed securities, mortgage dollar rolls, depositary receipts, and floating-rate securities. The Fund may invest up to 20% of its assets in high-yield/high-risk bonds, also known as “junk” bonds. The Fund’s exposure to commodities may be obtained through ETFs, mutual funds and, at times, exchange-traded notes. In pursuing its investment objective, the Fund will have exposure to investments that are tied economically to a number of countries throughout the world.

The Fund intends to limit its use of derivatives to hedging portfolio risk arising from the Fund’s investments. For example, the Fund may use foreign exchange contracts or other similar instruments to reduce the impact of foreign exchange rate changes on the Fund’s value. In addition, the Fund may use derivatives instruments such as futures to hedge or limit the market exposure when the exchanges or markets in which the securities principally trade are closed or not available, or liquidity is scarce. The Fund may also enter into short sales for hedging purposes.

		The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a portfolio which includes exposure to equity securities (such as stocks or any other security representing an ownership interest) and fixed-income securities (such as bonds, notes, and debentures), and which involves the use of derivatives.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of June 30, 2017, approximately 2.2% of the Fund’s investments were in emerging markets.

Exchange-Traded and Mutual Funds Risk.  The Fund may invest in ETFs and mutual funds to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF or mutual fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s or mutual fund’s expenses. The Fund is also subject to the risks associated with the securities in which the ETF or mutual fund invests.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Commodity-Linked Investments Risk.  The Fund may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, agricultural products, or precious metals), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Equity Securities Risk.  The Fund’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may not perform as expected. In addition, equity securities may decline in value in response to general market and economic conditions, which may reduce the Fund’s returns.

Fixed-Income Securities Risk.  The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, the Fund may not be able to maintain positive returns. The Fund may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are near historically low levels. Since December 2016, the Federal Reserve has begun to raise the target range for the federal funds rate. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets will experience increased volatility and that the liquidity of certain Fund investments may be reduced. These developments could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. These developments or others also could cause the Fund to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Sovereign Debt Risk.  The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Loan Risk.  The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk.

Investment Process Risk.  The portfolio managers use certain proprietary models, including a proprietary options implied information model, to implement the Fund’s investment strategy. These models may not be successful in identifying how the Fund’s allocations and underlying security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. As a result, there is a risk that the Fund may underperform its benchmark if these models do not correctly identify indicators of risk and reward between asset classes, sectors, and regions. Further, while the use of these models and subsequent portfolio reallocations are intended to benefit investors that invest in the Fund, these techniques could in certain cases have a detrimental effect on the Fund, including increasing portfolio turnover (and related transactions costs) and causing the Fund to incur taxable gains. Janus Capital does not have prior experience using these models, and there is no guarantee that the investment techniques and analyses used by the Fund’s portfolio managers will produce the desired results.

Short Sales Risk.  Short sales are speculative transactions and involve special risks, including a greater reliance on the portfolio managers’ ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio.

High-Yield/High-Risk Bond Risk.  High-yield/high-risk bonds (also known as “junk” bonds) may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Exchange-Traded Notes Risk.  The Fund may invest in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Nondiversification Risk.  The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the Fund’s performance during the period indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2016 2.21% Worst Quarter: 2nd Quarter 2016 0.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2017 was 12.50%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/16)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2017, the Fund’s primary benchmark index changed from the Adaptive Global Allocation 70/30 Index (Hedged) to the MSCI All Country World IndexSM. Janus Capital believes that the change to the Fund’s primary benchmark index better reflects the Fund’s investments across global markets. Effective January 1, 2017, the Adaptive Global Allocation 60/40 Index (Hedged) was added as a secondary benchmark index for the Fund. Janus Capital believes that the addition of the Adaptive Global Allocation 60/40 Index (Hedged) serves as a reference benchmark that reflects the general mix of asset classes, sectors, and regions in which the Fund may invest. The Fund also compares its performance to the Bloomberg Barclays Global Aggregate Bond Index (Hedged). Previously, the Fund’s primary and secondary benchmark indices changed to reflect the hedged, rather than unhedged, version of the Bloomberg Barclays Global Aggregate Bond Index. This change was intended to provide a more appropriate comparison for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective January 1, 2017, the Fund’s primary benchmark index changed from the Adaptive Global Allocation 70/30 Index (Hedged) to the MSCI All Country World IndexSM. Janus Capital believes that the change to the Fund’s primary benchmark index better reflects the Fund’s investments across global markets. Effective January 1, 2017, the Adaptive Global Allocation 60/40 Index (Hedged) was added as a secondary benchmark index for the Fund. Janus Capital believes that the addition of the Adaptive Global Allocation 60/40 Index (Hedged) serves as a reference benchmark that reflects the general mix of asset classes, sectors, and regions in which the Fund may invest. The Fund also compares its performance to the Bloomberg Barclays Global Aggregate Bond Index (Hedged). Previously, the Fund’s primary and secondary benchmark indices changed to reflect the hedged, rather than unhedged, version of the Bloomberg Barclays Global Aggregate Bond Index. This change was intended to provide a more appropriate comparison for the Fund. The indices are described below.
  The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
  The Bloomberg Barclays Global Aggregate Bond Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
  The Adaptive Global Allocation 60/40 Index (Hedged) is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).
  The Adaptive Global Allocation 70/30 Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World IndexSM (70%) and the Bloomberg Barclays Global Aggregate Bond Index (Hedged) (30%).
  The Adaptive Global Allocation 70/30 Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World IndexSM (70%) and the Bloomberg Barclays Global Aggregate Bond Index (Unhedged) (30%).
  The Bloomberg Barclays Global Aggregate Bond Index (Unhedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 730
3 Years	rr_ExpenseExampleYear03	1,057
5 Years	rr_ExpenseExampleYear05	1,406
10 Years	rr_ExpenseExampleYear10	$ 2,386
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 730
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,057
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,406
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,386
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.81%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 339
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,260
10 Years	rr_ExpenseExampleYear10	$ 2,696
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 239
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,696
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	$ 188
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	$ 2,169
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.81%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	$ 1,791
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
2016	rr_AnnualReturn2016	5.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.21%
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.81%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	$ 1,613
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,613
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 164
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	$ 1,911
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,911
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | MSCI All Country World Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World IndexSM
1 Year	rr_AverageAnnualReturnYear01	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Bloomberg Barclays Global Aggregate Bond Index (Hedged) (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Global Aggregate Bond Index (Hedged)
1 Year	rr_AverageAnnualReturnYear01	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Adaptive Global Allocation 60/40 Index (Hedged)
1 Year	rr_AverageAnnualReturnYear01	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Adaptive Global Allocation 70/30 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Adaptive Global Allocation 70/30 Index (Hedged)
1 Year	rr_AverageAnnualReturnYear01	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Adaptive Global Allocation 70/30 Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Adaptive Global Allocation 70/30 Index (Unhedged)
1 Year	rr_AverageAnnualReturnYear01	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Janus Henderson Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares | Bloomberg Barclays Global Aggregate Bond Index (Unhedged) (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Global Aggregate Bond Index (Unhedged)
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.71%. Janus Capital shall additionally reimburse or waive acquired fund fees and expenses to the extent they exceed 0.10%. The contractual waivers will remain in effect until November 1, 2018. The contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period beginning with the Fund’s commencement of operations (June 23, 2015) and expiring on the third anniversary of the commencement of operations, or when the Fund’s assets meet the first breakpoint in the investment advisory fee schedule (0.75% of the first $2 billion of the average daily closing net asset value of the Fund), whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Fund’s assets will reach this asset level.
[3]	Calculated assuming maximum permitted sales loads.
[4]	The one year return is calculated to include the contingent deferred sales charge.
[5]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.